Long-term Incentive Plans (Details 4)	12 Months Ended
Jan. 31, 2026 $ / shares shares
Statement [Line Items]
Number of options, outstanding	9,095,000
Options Exercisable	8,645,000
Options 1 [Member]
Statement [Line Items]
Number of options, outstanding	5,595,000
Options Exercisable	5,595,000
Vesting Terms	25% every six months
Expiry date	May 1, 2026
Exercise Price | $ / shares	$ 0.075
Options 2 [Member]
Statement [Line Items]
Number of options, outstanding	200,000
Options Exercisable	200,000
Vesting Terms	25% every six months
Expiry date	June 19, 2026
Exercise Price | $ / shares	$ 0.07
Options 3 [Member]
Statement [Line Items]
Number of options, outstanding	250,000
Options Exercisable	250,000
Vesting Terms	40% on grant date; 20% every two months thereafter
Expiry date	July 31, 2026
Exercise Price | $ / shares	$ 0.07
Options 4 [Member]
Statement [Line Items]
Number of options, outstanding	200,000
Options Exercisable	100,000
Vesting Terms	25% every six months
Expiry date	April 7, 2027
Exercise Price | $ / shares	$ 0.08
Options 5 [Member]
Statement [Line Items]
Number of options, outstanding	2,150,000
Options Exercisable	2,150,000
Vesting Terms	100% on grant date
Expiry date	October 7, 2027
Exercise Price | $ / shares	$ 0.14
Options 6 [Member]
Statement [Line Items]
Number of options, outstanding	700,000
Options Exercisable	350,000
Vesting Terms	25% every six months
Expiry date	July 1, 2030
Exercise Price | $ / shares	$ 0.09